Interest Bearing Loans and Borrowings - Schedule of Interest Bearing Loans and Borrowings (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured other borrowings, current	¥ 23,000
Unsecured borrowing, current	41,493	¥ 60,000
Unsecured other borrowings, Non current	6,046	0
Unsecured other borrowings, Non current	47,539	60,000
Unsecured Bank Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured bank loans, current	¥ 10,000	¥ 10,000
Effective interest rate	4.25%	4.25%
Maturity	On demand	On demand
Unsecured other borrowings, Non current	¥ 23,000
Unsecured Other Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured other borrowings, current	¥ 20,000	¥ 50,000
Effective interest rate	12.00%	12.00%
Maturity	December 31, 2022	September 19, 2021
Unsecured Other Borrowings One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured other borrowings, current	¥ 11,493
Effective interest rate	6.85%
Maturity	December 31, 2022
Unsecured Other Borrowings Two [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Effective interest rate	6.85%
Maturity	April 20, 2023
Unsecured other borrowings, Non current	¥ 6,046